Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2016
Equity
Income Tax Effects Allocated to and Cumulative Balance of Accumulated Other Comprehensive Income (Loss)

(in thousands)	Beginning Balance	Pretax amount	Tax effect	Net-of-tax Amount	Ending Balance
As of December 31, 2013	$1,408	4,441	2,100	$2,341	$3,749
Foreign currency translation adjustments	$2,004	(17,143)	(1,547)	$(15,596)	$(13,592)
Transfer from noncontrolling interest (NCI)	28	-	-	-	28
Loss on available for sale securities	1,773	(1,058)	(390)	(668)	1,105
Change in AOCI related to postretirement healthcare plans	(56)	921	332	589	533
As of December 31, 2014	$3,749	(17,280)	(1,605)	$(15,675)	$(11,926)
Foreign currency translation adjustments	$(13,592)	(22,997)	(1,548)	(21,449)	$(35,041)
Transfer from NCI	28	-	-	-	28
Gain on available for sale securities	1,105	2,177	779	1,398	2,503
Change in AOCI related to postretirement healthcare plans	533	(2,449)	(882)	(1,567)	(1,034)
As of December 31, 2015	$(11,926)	(23,269)	(1,651)	$(21,618)	$(33,544)
Foreign currency translation adjustments	$(35,041)	(36,341)	(5,872)	$(30,469)	$(65,510)
Transfer from NCI	28	-	-	-	28
Gain on available for sale securities	2,503	11,394	4,035	7,359	9,862
Change in AOCI related to postretirement healthcare plans	(1,034)	775	279	496	(538)
As of December 31, 2016	$(33,544)	(24,172)	(1,558)	$(22,614)	$(56,158)